                    Skadden, Arps, Slate, Meagher & Flom LLP
                             333 West Wacker Drive
                            Chicago, Illinois 60606
                           Telephone: (312) 407-0700

                               December 30, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549-1004

  Re: Van Kampen Life Investment Trust -- Post-Effective Amendment No. 44 to Registration Statement on Form N-1A -- Rule 485(b) Filing
        (File Nos. 33-00628 and 811-4424)

Ladies and Gentlemen:

     Van Kampen Life Investment Trust (the "Registrant") hereby files via EDGAR one electronically signed copy of Post-Effective Amendment No. 44 to its Registration Statement on Form N-1A (the "Registration Statement"), complete with exhibits filed therewith (the "Exhibits"). The Registration Statement and Exhibits thereto are filed pursuant to Rule 485(b) of the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") promulgated under the Securities Act of 1933, as amended (the "1933 Act"), and under the Investment Company Act of 1940, as amended, and the general rules and regulations of the Commission promulgated thereunder.

     Pursuant to Rule 485(b)(4) promulgated under the 1993 Act, the undersigned hereby represents that this Amendment to the Registration Statement does not contain any disclosures that would render it ineligible to become effective under paragraph(b) of Rule 485.

     Should the staff have any questions regarding the foregoing, please call the undersigned at (312) 407-0863 or Elisa Mitchell (630) 684-6724.


                                        Very truly yours,

                                        /s/ Charles B. Taylor
                                        ----------------------
                                        Charles B. Taylor